SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Restricted Cash

	Year Ended December 31,
	2022	2021	2020
Cash and cash equivalents	$50,937	$88,753	$51,602
Restricted cash – short term	15,867	14,699	9,472
Bank deposits	24,568	-	-
Restricted cash – long term	4,590	-	-
Total cash, cash equivalents, restricted cash and bank deposits shown in the statement of cash flows	$95,962	$103,452	$61,074

Schedule of Property and Equipment Estimated Useful Lives
Years
Equipment and facilities	3-7
Internal- use software	3-7
Vehicles	3-7

Schedule of Revenues Segments
	Year ended December 31,
	2022	2021	2020
Airport Security	$224,037	$217,463	$194,477
Other Aviation Related Services	53,954	36,224	28,177
Authentication Technology	46,986	71,247	25,765
Total revenue	$324,977	$324,934	$248,419

Schedule of Disaggregated by Geography and Percentage of Revenues
	Year ended December 31,
	2022		2021		2020
Germany	$111,826	34%	$126,367	39%	$119,500	48%
United States	88,333	27%	94,743	29%	45,305	18%
The Netherlands	63,842	20%	52,165	16%	58,446	24%
Spain	39,448	12%	30,946	10%	7,465	3%
Other countries	21,528	7%	20,713	6%	17,703	7%
Total revenue	$324,977	100%	$324,934	100%	$248,419	100%